Annual Total Returns[BarChart] - Invesco Global Water ETF - ETF	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(20.22%)	17.26%	29.16%	1.87%	(7.62%)	0.91%	26.17%	(9.37%)	35.08%	14.25%